Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 17, 2012
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	3.00%
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Short-Term Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Short-Term Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%